Note 6 - Accrued expenses Components (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Accrued legal professional fees	$ 111,600	$ 29,500
Accrued executive severance	100,000	400,000
Accrued clinical study expenses	64,464	188,927
Accrued audit and tax preparation	55,500	91,000
Accrued board of director's fees	$ 12,000	37,333
Accrued consultants		58,000
Accrued other	$ 25,892	58,812
	$ 369,456	$ 863,572